PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands, shares in Millions	7 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CNY (¥)
Property and equipment
Property and equipment, Gross		$ 377,273		¥ 1,012,599	¥ 2,626,496
Less: accumulated depreciation		(74,596)		(107,607)	(519,320)
Less: impairment		(24,242)			(168,767)
Property, Plant and Equipment, Net		278,435		904,992	1,938,409
Depreciation	¥ 917	59,139	¥ 411,713	106,690
Impairment loss	¥ 0	24,242	168,767	¥ 0
Loans from Industrial and Commercial Bank of China Xiamen Branch
Property and equipment
Borrowing amount						$ 25,344	¥ 176,440
Loans from Bank Of China Limited Xiamen Branch
Property and equipment
Borrowing amount						$ 24,880	¥ 173,210
Luckin Coffee EXPRESS
Property and equipment
Impairment loss		7,324	50,989
Self Operated Stores
Property and equipment
Impairment loss		16,918	¥ 117,778
UCAR Inc. ("UCAR") | Mr. Lu Zhengyao
Property and equipment
Shares pledged as collateral				35.3
Store operating equipment
Property and equipment
Property and equipment, Gross		132,776		¥ 496,959	924,359
Leasehold improvements
Property and equipment
Property and equipment, Gross		131,618		478,075	916,300
Office equipment and others
Property and equipment
Property and equipment, Gross		10,363		¥ 37,565	72,142
Office Building
Property and equipment
Property and equipment, Gross		96,883			674,478
Office Building | Asset Pledged as Collateral
Property and equipment
Property, Plant and Equipment, Net		95,347			663,790
Construction in progress
Property and equipment
Property and equipment, Gross		$ 5,633			¥ 39,217